Note 3 - Material Accounting Policies	12 Months Ended
Mar. 31, 2024
Statement Line Items [Line Items]
Disclosure of material accounting policy information [text block]
3.	MATERIAL ACCOUNTING POLICIES

The preparation of financial data is based on accounting principles and practices consistent with those used in the preparation of the audited consolidated financial statements as at March 31, 2024. These unaudited condensed interim consolidated financial statements should be read in conjunction with the Company’s audited financial statements for the year ended March 31, 2024.